RELATED PARTY TRANSACTIONS - Fees of the Directors of the Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Aggregate compensation	€ 24,708	€ 29,292	€ 39,131
Directors of Ferrari N.V. | Ferrari N.V. (Ferrari)
Disclosure of transactions between related parties [line items]
Aggregate compensation	€ 14,139	€ 11,331	€ 9,791